UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

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Semi-annual report for the six months ended March 31, 2008

The Cash Management Trust of America® seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The U.S. Treasury Money Fund of AmericaSM seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities.

The Tax-Exempt Money Fund of AmericaSM seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, by investing primarily in securities exempt from regular federal income tax.

These money market funds are three of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

The total annual fund operating expense ratios for Class A shares as of the most recent fiscal year-end were 0.51% for The Cash Management Trust of America, 0.57% for The U.S. Treasury Money Fund of America and 0.51% for The Tax-Exempt Money Fund of America. These figures do not reflect any fee waivers currently in effect; therefore the actual expense ratios are lower.

For The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. For The Cash Management Trust of America, the investment adviser waived 10% of its management fees beginning October 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights tables on pages 22, 44 and 64 for details.

Results for Class B, C, F and 529 shares of The Cash Management Trust of America can be found on page 28.

Investing outside the United States can involve additional risks.

Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

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Fellow shareholders:

The past six months were marked by a decline in short-term interest rates as the Federal Reserve continued its efforts to stabilize the economy. Concerns about the housing slump and the strength of the U.S. economy overall deepened throughout the period. As a result, investors continued to flock to the relative safety of U.S. Treasury securities.

For the period ended March 31, 2008, the returns on The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America reflected the decline in short-term interest rates. All three maintained a constant net asset value of $1.00 per share.

The funds’ results

The Cash Management Trust of America produced an income return of 1.88% (3.76% annualized), with dividends reinvested, for the six months ended March 31, 2008. The fund’s annualized seven-day SEC yield as of that date was 2.12%.

The U.S. Treasury Money Fund of America generated an income return of 1.43% (2.86% annualized), including reinvested dividends, for the period. Because all of the fund’s earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes. The fund’s annualized seven-day SEC yield at March 31, 2008, was 1.47%. The difference between the yields of the two taxable money market funds reflects the increased demand for Treasury bills during the recent period of financial market uncertainty.

The Tax-Exempt Money Fund of America provided a federally tax-free income return of 1.29% (2.58% annualized), with dividends reinvested, at the six months ended March 31, 2008. The income return is equivalent to a taxable return of 1.98% (3.96% annualized) for investors in the 35.0% tax bracket. A portion of this return may also be exempt from some state and local taxes. The fund’s annualized seven-day SEC yield at the end of the period was 1.47%, and its taxable equivalent annualized seven-day SEC yield was 2.26%.

Your funds’ annualized seven-day SEC yields as of March 31, 2008

Seven-day yield: Unlike a fund’s income return, which reflects income generated over the period, the seven-day SEC yield is calculated by annualizing dividends paid by a fund during the last seven days. This calculation more accurately reflects a fund’s current earnings.

The Cash Management Trust of America
(reflecting a fee waiver, 2.09% without the waiver)	2.12%

The U.S. Treasury Money Fund of America
(reflecting a fee waiver, 1.44% without the waiver)	1.47%

The Tax-Exempt Money Fund of America
(reflecting a fee waiver, 1.43% without the waiver)	1.47%

The Tax-Exempt Money Fund of America (taxable equivalent yield)[1]
(reflecting a fee waiver, 2.20% without the waiver)	2.26%

Consumer Price Index and federal funds target rate vs. fund yields2

For the five years ended March 31, 2008 (plotted monthly)

[begin line chart]
		The Cash Management Trust of America	The U.S. Treasury Money Fund of America[3]	The Tax-Exempt Money Fund of America[1]	Federal funds rate (target rate)	Consumer Price Index (inflation)

	Mar-03	0.99%	0.58%	0.40%	1.25%	3.02%
	Apr-03	0.85	0.57	0.57	1.25	2.22
	May-03	0.88	0.55	0.57	1.25	2.06
	Jun-03	0.68	0.46	0.59	1.00	2.11
	Jul-03	0.84	0.42	0.41	1.00	2.11
	Aug-03	1.05	0.38	0.33	1.00	2.16
	Sep-03	1.06	0.42	0.41	1.00	2.32
	Oct-03	0.89	0.37	0.39	1.00	2.04
	Nov-03	0.77	0.29	0.44	1.00	1.77
	Dec-03	0.73	0.25	0.47	1.00	1.88
2004	Jan-04	0.59	0.17	0.29	1.00	1.93
	Feb-04	0.63	0.30	0.55	1.00	1.69
	Mar-04	0.60	0.30	0.43	1.00	1.74
	Apr-04	0.67	0.39	0.48	1.00	2.29
	May-04	0.73	0.29	0.53	1.00	3.05
	Jun-04	0.67	0.39	0.57	1.00	3.27
	Jul-04	1.03	0.49	0.57	1.25	2.99
	Aug-04	1.42	0.76	0.64	1.50	2.65
	Sep-04	1.51	0.88	0.73	1.75	2.54
	Oct-04	1.47	1.04	1.00	1.75	3.19
	Nov-04	1.50	1.13	1.22	2.00	3.52
	Dec-04	1.69	1.43	1.29	2.25	3.26
2005	Jan-05	1.76	1.48	1.20	2.25	2.97
	Feb-05	1.89	1.64	1.47	2.50	3.01
	Mar-05	2.12	1.98	1.52	2.75	3.15
	Apr-05	2.31	2.10	1.75	2.75	3.51
	May-05	2.50	2.22	2.11	3.00	2.80
	Jun-05	2.51	2.29	2.12	3.00	2.53
	Jul-05	2.84	2.58	2.07	3.25	3.17
	Aug-05	3.05	2.69	2.10	3.50	3.64
	Sep-05	3.17	2.77	2.03	3.75	4.69
	Oct-05	3.35	2.93	2.26	3.75	4.35
	Nov-05	3.54	3.04	2.33	4.00	3.46
	Dec-05	3.73	3.19	2.50	4.25	3.42
2006	Jan-06	3.95	3.44	2.58	4.50	3.99
	Feb-06	3.99	3.60	2.67	4.50	3.60
	Mar-06	4.09	3.78	2.60	4.75	3.36
	Apr-06	4.34	4.06	2.86	4.75	3.55
	May-06	4.54	4.09	3.02	5.00	4.17
	Jun-06	4.68	4.24	3.01	5.25	4.32
	Jul-06	4.87	4.35	3.02	5.25	4.15
	Aug-06	4.88	4.50	3.11	5.25	3.82
	Sep-06	4.81	4.41	3.12	5.25	2.06
	Oct-06	4.81	4.33	3.09	5.25	1.31
	Nov-06	4.87	4.46	3.06	5.25	1.97
	Dec-06	4.79	4.41	3.07	5.25	2.54
2007	Jan-07	4.84	4.46	3.05	5.25	2.08
	Feb-07	4.79	4.51	3.17	5.25	2.42
	Mar-07	4.79	4.50	3.20	5.25	2.78
	Apr-07	4.87	4.43	3.18	5.25	2.57
	May-07	4.86	4.40	3.27	5.25	2.69
	Jun-07	4.83	4.31	3.24	5.25	2.69
	Jul-07	4.86	4.36	3.23	5.25	2.36
	Aug-07	4.83	4.03	3.23	5.25	1.97
	Sep-07	4.83	3.80	3.25	4.75	2.76
	Oct-07	4.55	3.57	3.10	4.50	3.54
	Nov-07	4.24	3.37	3.05	4.50	4.31
	Dec-07	4.04	2.79	2.86	4.25	4.08
2008	Jan-08	3.58	2.67	2.39	3.00	4.28
	Feb-08	2.79	2.29	1.96	3.00	4.03
	Mar-08	2.12	1.47	1.47	2.25	3.98
[end line chart]
For The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. For The Cash Management Trust of America, the investment adviser waived 10% of its management fees beginning October 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights tables on pages 22, 44 and 64 for details.

[1]Represents the fund’s taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
[2]Equivalent to Securities and Exchange Commission (SEC) yields. Represents the seven-day month-end averages.

[3]Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund’s taxable equivalent yield would be higher than the rates shown in the chart.

The Fed and the economy

To help support the weakening economy, alleviate investor concerns and assist troubled financial institutions, the Federal Reserve continued to slash its key lending rate, lowering it to 2.00% (as of April 30). The Fed’s actions allayed some of the market’s stress by making it easier for banks to borrow short-term money and repair balance sheets bruised by problem loans.

Market conditions resulted in some shifts in the composition of The Cash Management Trust of America’s portfolio over the period. Commercial paper decreased from 80.5% of holdings to 73.8%, while federal agency discount notes went from 18.1% to 15.9%. At the same time, we joined other investors in adding to our holdings of U.S. Treasuries and increased them to 9.9% by the end of March, compared with 0.7% six months earlier.

Despite declines in short-term interest rates and lower yields, the money market funds continue to offer good income and price stability in a period of volatile equity and fixed-income markets. As always, we will continue to rigorously research and monitor appropriate credit issuers in an effort to find the best possible investments for the funds.

The funds’ objective

In challenging economic times such as these, we are reminded that money market funds can have a steadying influence on broader portfolios. Using a combination of independent credit research and a conservative approach to investing, our money market funds aim to provide you with both a reasonable return and relative stability.

On a final note, we extend a warm welcome to all our new shareholders. Whether you’re using these funds as a temporary holding place for cash or as a way to earn income, we hope our money market funds — as one part of a diversified portfolio — assist you in reaching your long-term goals.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Boards

/s/ Abner D. Goldstine
Abner D. Goldstine
President

May 5, 2008

For current information about the funds, visit americanfunds.com.

The Cash Management Trust of America

Investment portfolio, March 31, 2008
unaudited

[begin pie chart]
Percent of Net Assets
Commercial paper	73.8%
Federal agency discount notes	15.9
U.S. Treasuries	9.9
Other assets less liabilities	0.4
[end pie chart]

Short-term securities - 99.87%	Yield at acquisition	Principal amount (000)	Market value (000)

Commercial paper - 73.85%
3M Co.
April 30, 2008	2.15%	$70,000	$69,875
May 22, 2008	2.06	50,000	49,852
Abbey National N.A. LLC
April 22, 2008	2.86	50,000	49,913
May 5, 2008	2.87	100,000	99,722
May 6, 2008	2.87	100,000	99,700
May 8, 2008	2.71	50,000	49,857
American Express Credit Corp.
May 20, 2008	2.62	200,000	199,294
American Honda Finance Corp.
April 16, 2008	2.88	55,000	54,925
April 21, 2008	2.80	100,000	99,837
April 24, 2008	2.74	30,000	29,945
April 25, 2008	2.46	50,000	49,915
April 28, 2008	2.82	65,000	64,844
April 29, 2008	2.79	50,000	49,876
Anheuser Busch Cos. Inc. (1)
April 11, 2008	2.56	25,000	24,981
April 14, 2008	2.73	30,000	29,968
April 25, 2008	2.71	40,000	39,925
ANZ National (International) Ltd. (1)
April 28, 2008	2.96	50,000	49,881
May 5, 2008	3.05	50,000	49,854
May 27, 2008	2.46	50,000	49,789
AstraZeneca PLC (1)
April 7, 2008	2.58	45,000	44,977
AT&T Inc. (1)
April 23, 2008	2.81	100,000	99,804
April 24, 2008	2.86	200,000	199,591
April 25, 2008	2.81	100,000	99,798
May 7, 2008	2.71	100,000	99,693
Bank of America Corp.
April 2, 2008	3.03	175,000	174,971
May 2, 2008	2.98	50,000	49,863
Bank of Ireland (1)
May 6, 2008	2.99	50,000	49,848
Barclays U.S. Funding Corp.
April 25, 2008	3.05	50,000	49,894
May 12, 2008	2.55	100,000	99,689
BASF AG (1)
April 4, 2008	3.17	150,000	149,950
April 11, 2008	2.95	50,000	49,954
April 14, 2008	2.80	100,000	99,891
April 28, 2008	2.81	40,000	39,913
May 28, 2008	2.31	60,000	59,739
BMW U.S. Capital LLC (1)
April 3, 2008	2.96	50,000	49,987
April 22, 2008	2.20	125,000	124,832
May 22, 2008	2.13	75,000	74,770
BNP Paribas Finance Inc.
April 28, 2008	3.01	50,000	49,881
May 6, 2008	2.92	100,000	99,700
May 12, 2008	2.80	100,000	99,668
Brown-Forman Corp. (1)
April 18, 2008	2.25	25,000	24,972
CAFCO, LLC (1)
April 28, 2008	2.61	50,000	49,899
Calyon North America Inc.
April 8, 2008	3.01	100,000	99,933
May 13, 2008	2.71	150,000	149,520
Canada Bills
May 2, 2008	2.41	100,000	99,729
Canadian Wheat Board
April 1, 2008	2.72	65,000	64,995
Caterpillar Financial Services Corp.
April 10, 2008	2.81	100,000	99,922
April 16, 2008	2.40	50,000	49,947
April 23, 2008	2.00	20,000	19,974
Caterpillar Inc. (1)
May 30, 2008	2.18	50,000	49,772
CBA (Delaware) Finance Inc.
April 29, 2008	2.77	100,000	99,778
May 5, 2008	2.91	100,000	99,718
May 12, 2008	2.77	50,000	49,834
Chevron Funding Corp.
April 2, 2008	2.83	75,000	74,988
May 2, 2008	2.18	100,000	99,807
May 7, 2008	2.26	50,000	49,884
Coca-Cola Co. (1)
April 3, 2008	2.84	50,000	49,988
April 11, 2008	2.81	50,000	49,956
April 16, 2008	2.71	50,000	49,940
April 21, 2008	2.71	100,000	99,842
May 15, 2008	2.68	50,000	49,824
May 28, 2008	2.13	75,000	74,744
May 29, 2008	2.05	125,000	124,441
Danske Corp. (1)
April 4, 2008	2.98	50,000	49,983
April 16, 2008	2.80	50,000	49,938
April 18, 2008	2.96	50,000	49,931
May 12, 2008	2.70	50,000	49,834
June 3, 2008	2.63	50,000	49,760
Dexia Delaware LLC
May 1, 2008	2.95	50,000	49,873
May 20, 2008	2.40	50,000	49,823
E.I. duPont de Nemours and Co. (1)
April 4, 2008	2.67	100,000	99,970
April 23, 2008	2.22	200,000	199,716
Eksportfinans ASA (1)
April 18, 2008	2.99	150,000	149,771
April 23, 2008	2.92	75,000	74,854
April 30, 2008	2.83	50,000	49,873
Electricité de France (1)
April 24, 2008	2.33	100,000	99,845
May 6, 2008	2.29	25,000	24,943
Emerson Electric Co. (1)
April 9, 2008	2.52	90,000	89,943
Estée Lauder Companies Inc. (1)
April 14, 2008	2.40	25,000	24,977
European Investment Bank
April 25, 2008	2.73	75,000	74,842
May 5, 2008	2.76	35,000	34,898
May 19, 2008	2.00	50,000	49,826
Genentech, Inc. (1)
April 23, 2008	2.25	30,000	29,957
April 25, 2008	2.25	30,000	29,953
General Electric Capital Corp.
April 14, 2008	2.93	200,000	199,764
May 5, 2008	2.92	100,000	99,708
May 15, 2008	2.49	200,000	199,359
Harley-Davidson Funding Corp. (1)
April 7, 2008	2.81	25,000	24,986
April 9, 2008	2.53	28,000	27,982
April 14, 2008	2.76	24,500	24,474
April 15, 2008	2.83	23,000	22,973
Harvard University
April 25, 2008	2.61	40,000	39,928
Hewlett-Packard Co. (1)
April 3, 2008	2.85	50,000	49,988
April 11, 2008	2.83	100,000	99,914
HSBC USA Inc.
June 6, 2008	2.54	50,000	49,746
June 10, 2008	2.63	50,000	49,730
IBM Corp. (1)
May 21, 2008	2.27	140,000	139,479
IBM International Group Capital LLC (1)
April 11, 2008	2.73	100,000	99,917
April 24, 2008	2.48	125,000	124,794
Illinois Tool Works Inc.
April 11, 2008	2.57	50,000	49,961
ING (U.S.) Funding LLC
May 9, 2008	2.99	50,000	49,840
May 14, 2008	2.81	50,000	49,830
May 20, 2008	2.71	150,000	149,465
John Deere Capital Corp. (1)
April 3, 2008	2.97	50,000	49,987
April 8, 2008	2.62	25,000	24,986
April 18, 2008	2.35	50,000	49,941
April 23, 2008	2.56	25,000	24,959
Johnson & Johnson (1)
April 2, 2008	2.74	100,000	99,985
April 14, 2008	2.49	40,000	39,961
JPMorgan Chase & Co.
April 7, 2008	3.00	50,000	49,971
May 1, 2008	2.60	150,000	149,632
May 20, 2008	2.40	100,000	99,651
KfW (1)
April 3, 2008	2.87	50,000	49,988
April 4, 2008	2.87	90,000	89,971
April 7, 2008	2.87	50,000	49,972
April 10, 2008	2.81	100,000	99,922
April 15, 2008	2.87	75,000	74,911
May 5, 2008	2.17	75,000	74,842
Lloyds Bank PLC
May 7, 2008	2.90	100,000	99,696
May 12, 2008	2.69	100,000	99,689
Lowe's Cos. Inc.
April 7, 2008	2.64	25,000	24,987
Medtronic Inc. (1)
April 21, 2008	2.76	40,000	39,936
May 2, 2008	2.21	75,000	74,853
National Australia Funding (Delaware) Inc. (1)
April 15, 2008	3.02	50,000	49,937
April 22, 2008	2.93	150,000	149,732
April 29, 2008	2.92	50,000	49,883
May 2, 2008	2.89	48,000	47,877
Nestlé Capital Corp. (1)
April 7, 2008	2.83	200,000	199,885
April 18, 2008	2.59	200,000	199,742
Nestlé Finance International Ltd.
May 12, 2008	2.56	99,500	99,204
NetJets Inc. (1)
April 8, 2008	2.79	40,000	39,975
May 1, 2008	2.21	25,000	24,953
May 2, 2008	2.51	30,000	29,933
PepsiCo Inc. (1)
April 4, 2008	2.71	75,000	74,978
April 11, 2008	2.56	75,000	74,942
April 28, 2008	2.15	75,000	74,875
May 6, 2008	2.10	25,000	24,947
Pfizer Inc (1)
April 8, 2008	2.71	50,000	49,970
April 11, 2008	2.63	70,000	69,944
May 13, 2008	2.59	100,000	99,665
May 14, 2008	2.59	100,000	99,660
Private Export Funding Corp. (1)
April 1, 2008	2.99	50,000	49,996
May 5, 2008	2.21	15,160	15,128
May 9, 2008	2.71	20,000	19,935
May 22, 2008	2.21	50,000	49,841
June 9, 2008	2.21	25,000	24,867
Procter & Gamble International Funding S.C.A. (1)
April 1, 2008	2.76	200,000	199,985
April 9, 2008	2.66	50,000	49,967
April 11, 2008	2.59	25,000	24,980
April 16, 2008	2.61	125,000	124,855
May 9, 2008	2.11	100,000	99,773
Prudential Funding, LLC
April 1, 2008	2.86	50,000	49,996
Rabobank USA Financial Corp.
April 1, 2008	3.11	50,000	49,996
April 21, 2008	2.80	150,000	149,753
May 15, 2008	2.57	50,000	49,840
Royal Bank of Scotland PLC
April 10, 2008	3.06	50,000	49,958
May 6, 2008	2.97	59,000	58,823
May 16, 2008	2.67	141,000	140,520
Siemens Capital Co. LLC (1)
May 21, 2008	2.06	100,000	99,632
May 27, 2008	2.14	50,000	49,831
Stadshypotek Delaware Inc. (1)
May 20, 2008	2.51	69,490	69,244
Svenska Handelsbanken Inc.
April 7, 2008	3.03	25,000	24,985
April 8, 2008	3.04	25,000	24,983
April 14, 2008	3.03	100,000	99,882
Swedish Export Credit Corp.
April 25, 2008	2.79	40,000	39,916
May 21, 2008	2.13	50,000	49,816
Toronto-Dominion Holdings USA Inc. (1)
April 7, 2008	3.02	200,000	199,883
Toyota Credit de Puerto Rico Corp.
May 19, 2008	2.81	50,000	49,826
Toyota Motor Credit Corp.
April 1, 2008	2.91	75,000	74,994
May 12, 2008	2.66	50,000	49,834
May 19, 2008	2.62	125,000	124,566
United Parcel Service Inc. (1)
April 24, 2008	2.01	100,000	99,866
May 7, 2008	1.96	50,000	49,900
May 27, 2008	1.96	100,000	99,578
Variable Funding Capital Corp. (1)
April 8, 2008	3.13	70,000	69,951
April 21, 2008	3.01	150,000	149,705
Wal-Mart Stores Inc. (1)
April 1, 2008	2.79	25,000	24,998
April 14, 2008	2.71	50,000	49,945
April 28, 2008	2.51	50,000	49,903
May 6, 2008	1.94	150,000	149,710
May 27, 2008	2.06	50,000	49,789
Walt Disney Co.
April 17, 2008	2.76	124,855	124,673
April 22, 2008	2.77	150,145	149,861
Wells Fargo & Co.
April 28, 2008	2.48	100,000	99,808
April 29, 2008	3.48	100,000	99,801
Westpac Banking Corp. (1)
April 15, 2008	2.99	50,000	49,937
May 6, 2008	2.66	50,000	49,868
May 27, 2008	2.57	100,000	99,578
Yale University
April 4, 2008	2.91	25,000	24,992
Total commercial paper			14,179,531

Federal agency discount notes - 15.87%
Fannie Mae
April 2, 2008	2.68	145,000	144,978
April 10, 2008	2.71	50,000	49,962
April 30, 2008	2.37	256,100	255,595
May 7, 2008	2.24	50,000	49,885
June 6, 2008	2.01	218,500	217,598
Federal Farm Credit Banks
April 8, 2008	2.53	100,000	99,944
April 10, 2008	2.75	75,000	74,943
April 23, 2008	2.66	50,000	49,915
April 30, 2008	2.48	75,000	74,846
May 2, 2008	2.18	35,000	34,932
May 5, 2008	2.20	50,000	49,894
Federal Home Loan Bank
April 2, 2008	2.85	50,000	49,992
April 4, 2008	2.68	25,000	24,993
April 9, 2008	2.70	50,000	49,963
May 2, 2008	2.51	37,000	36,918
May 9, 2008	2.26	80,000	79,810
May 14, 2008	2.10	200,000	199,504
May 16, 2008	2.13	100,000	99,734
May 23, 2008	1.94	250,000	249,496
May 28, 2008	2.11	200,000	199,312
May 30, 2008	2.08	100,000	99,643
Freddie Mac
April 4, 2008	2.68	100,000	99,970
April 14, 2008	2.71	50,000	49,947
April 29, 2008	2.26	232,600	232,178
May 9, 2008	2.49	200,000	199,535
May 19, 2008	2.27	200,000	199,558
May 30, 2008	2.07	75,000	74,732
Total federal agency discount notes			3,047,777

U.S. Treasuries - 9.89%
U.S. Treasury Bills
April 3, 2008	2.23	300,000	299,945
April 10, 2008	2.09	100,000	99,943
April 15, 2008	2.48	400,000	399,595
April 17, 2008	2.41	450,000	449,526
May 1, 2008	1.84	200,000	199,712
May 8, 2008	1.73	400,000	399,397
May 22, 2008	1.61	50,000	49,977
Total U.S. Treasuries			1,898,095

Certificates of deposit - 0.26%
Union Bank of California, N.A.
April 9, 2008	3.03	50,000	50,000

Total investment securities (cost: $19,175,989,000)			19,175,403
Other assets less liabilities			24,807

Net assets			$19,200,210

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,124,035,000, which represented 42.31% of the net assets of the fund.

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $19,175,989)		$19,175,403
Cash		8,637
Receivables for:
Sales of fund's shares	$129,199
Interest	135	129,334
		19,313,374
Liabilities:
Payables for:
Repurchases of fund's shares	102,703
Dividends on fund's shares	767
Investment advisory services	3,952
Services provided by affiliates	5,490
Trustees' deferred compensation	110
Other	142	113,164
Net assets at March 31, 2008		$19,200,210

Net assets consist of:
Capital paid in on shares of beneficial interest		$19,200,796
Net unrealized depreciation		(586)
Net assets at March 31, 2008		$19,200,210

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (19,200,790 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$15,391,726	15,392,190	$1.00
Class B	371,511	371,522	1.00
Class C	450,663	450,677	1.00
Class F	63,844	63,846	1.00
Class 529-A	355,012	355,022	1.00
Class 529-B	17,549	17,550	1.00
Class 529-C	49,584	49,585	1.00
Class 529-E	22,128	22,128	1.00
Class 529-F	17,879	17,880	1.00
Class R-1	53,345	53,347	1.00
Class R-2	916,572	916,600	1.00
Class R-3	814,489	814,514	1.00
Class R-4	430,991	431,004	1.00
Class R-5	244,917	244,925	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest		$345,079

Fees and expenses(*):
Investment advisory services	$22,931
Distribution services	13,967
Transfer agent services	7,378
Administrative services	3,781
Reports to shareholders	245
Registration statement and prospectus	956
Postage, stationery and supplies	1,054
Trustees' compensation	64
Auditing and legal	36
Custodian	133
State and local taxes	123
Other	69
Total fees and expenses before reimbursements/waivers	50,737
Less reimbursements/waivers of fees and expenses:
Investment advisory services	2,293
Administrative services	124
Total fees and expenses after reimbursements/waivers		48,320
Net investment income		296,759

Net unrealized appreciation on investments		18

Net increase in net assets resulting from operations		$296,777

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31, 2008*	Year ended September 30, 2007
Operations:
Net investment income	$296,759	$598,418
Net unrealized appreciation (depreciation) on investments	18	(925)
Net increase in net assets resulting from operations	296,777	597,493

Dividends paid or accrued to shareholders
from net investment income	(296,755)	(598,414)

Net capital share transactions	4,419,493	3,504,330

Total increase in net assets	4,419,515	3,503,409

Net assets:
Beginning of period	14,780,695	11,277,286

End of period	$19,200,210	$14,780,695

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                  unaudited

1. Organization and significant accounting policies

Organization – The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	None	None	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2008, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,443
Short-term loss carryforward expiring 2013*	(4)
*The short-term loss carryforward will be used to offset any short-term gains realized by the fund in the current year or in subsequent years through the expiration date.  The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$836
Gross unrealized depreciation on investment securities	(1,422)
Net unrealized depreciation on investment securities	(586)
Cost of investment securities	19,175,989

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2008	Year ended September 30, 2007
Class A	$248,482	$502,094
Class B	3,707	6,604
Class C	3,813	5,486
Class F	769	1,199
Class 529-A	5,392	10,493
Class 529-B	176	262
Class 529-C	481	834
Class 529-E	296	601
Class 529-F	244	394
Class R-1	553	1,077
Class R-2	11,229	27,010
Class R-3	11,147	22,612
Class R-4	6,593	11,772
Class R-5	3,873	7,976
Total	$296,755	$598,414

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $2,293,000. As a result, the fee shown on the accompanying financial statements of $22,931,000, which was equivalent to an annualized rate of 0.274%, was reduced to $20,638,000, or 0.247% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the six months ended March 31, 2008, no such reimbursement was required.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Class B and 529-B	0.90	0.90
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2008, the total administrative services fees paid by CRMC were $124,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$5,205	$7,270	Not applicable	Not applicable	Not applicable
Class B	1,203	108	Not applicable	Not applicable	Not applicable
Class C	1,481	Included in administrative services	$158	$27	Not applicable
Class F	58		27	15	Not applicable
Class 529-A	153		170	34	$153
Class 529-B	60		7	1	7
Class 529-C	188		20	4	19
Class 529-E	47		11	2	9
Class 529-F	-		7	1	7
Class R-1	208		23	13	Not applicable
Class R-2	3,108		595	1,257	Not applicable
Class R-3	1,780		507	297	Not applicable
Class R-4	476		272	23	Not applicable
Class R-5	Not applicable		99	16	Not applicable
Total	$13,967	$7,378	$1,896	$1,690	$195

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$13,468,506	13,468,506	$239,495	239,495	$(10,339,384)	(10,339,384)	$3,368,617	3,368,617
Class B	270,695	270,695	3,396	3,396	(117,478)	(117,478)	156,613	156,613
Class C	429,805	429,805	3,564	3,564	(198,949)	(198,949)	234,420	234,420
Class F	58,517	58,517	672	672	(31,823)	(31,823)	27,366	27,366
Class 529-A	164,947	164,947	5,344	5,344	(84,400)	(84,400)	85,891	85,891
Class 529-B	8,492	8,492	175	175	(1,626)	(1,626)	7,041	7,041
Class 529-C	27,264	27,264	478	478	(7,831)	(7,831)	19,911	19,911
Class 529-E	9,152	9,152	293	293	(3,904)	(3,904)	5,541	5,541
Class 529-F	9,617	9,617	242	242	(2,722)	(2,722)	7,137	7,137
Class R-1	39,901	39,901	545	545	(25,711)	(25,711)	14,735	14,735
Class R-2	712,839	712,839	10,964	10,964	(577,988)	(577,988)	145,815	145,815
Class R-3	728,865	728,865	10,919	10,919	(546,435)	(546,435)	193,349	193,349
Class R-4	460,618	460,618	6,447	6,447	(378,867)	(378,867)	88,198	88,198
Class R-5	300,601	300,601	3,801	3,801	(239,543)	(239,543)	64,859	64,859
Total net increase
(decrease)	$16,689,819	16,689,819	$286,335	286,335	$(12,556,661)	(12,556,661)	$4,419,493	4,419,493

Year ended September 30, 2007
Class A	$20,975,434	20,975,434	$483,509	483,509	$(18,788,611)	(18,788,611)	$2,670,332	2,670,332
Class B	213,596	213,596	5,988	5,988	(162,708)	(162,708)	56,876	56,876
Class C	322,598	322,598	4,987	4,987	(244,537)	(244,537)	83,048	83,048
Class F	70,101	70,101	998	998	(56,801)	(56,801)	14,298	14,298
Class 529-A	205,640	205,640	10,392	10,392	(130,261)	(130,261)	85,771	85,771
Class 529-B	7,484	7,484	260	260	(1,876)	(1,876)	5,868	5,868
Class 529-C	25,771	25,771	826	826	(13,836)	(13,836)	12,761	12,761
Class 529-E	11,320	11,320	598	598	(6,252)	(6,252)	5,666	5,666
Class 529-F	10,098	10,098	389	389	(5,334)	(5,334)	5,153	5,153
Class R-1	78,853	78,853	1,059	1,059	(58,614)	(58,614)	21,298	21,298
Class R-2	1,278,637	1,278,637	26,283	26,283	(1,142,668)	(1,142,668)	162,252	162,252
Class R-3	1,030,208	1,030,208	22,125	22,125	(872,963)	(872,963)	179,370	179,370
Class R-4	644,321	644,321	11,589	11,589	(487,914)	(487,914)	167,996	167,996
Class R-5	391,043	391,043	7,839	7,839	(365,241)	(365,241)	33,641	33,641
Total net increase
(decrease)	$25,265,104	25,265,104	$576,842	576,842	$(22,337,616)	(22,337,616)	$3,504,330	3,504,330

* Includes exchanges between share classes of the fund.

Financial highlights (1)

		Net asset value, beginning of period	Net investment income (2)	Dividends from net investment income	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2008	(5)	$1.00	$.019	$(.019)	$1.00	1.88%	$15,392	.49%	(6)	.46%	(6)	3.67%	(6)
Year ended 9/30/2007		1.00	.048	(.048)	1.00	4.94	12,023	.51		.48		4.83
Year ended 9/30/2006		1.00	.042	(.042)	1.00	4.26	9,353	.53		.50		4.21
Year ended 9/30/2005		1.00	.022	(.022)	1.00	2.20	7,656	.55		.52		2.17
Year ended 9/30/2004		1.00	.008	(.008)	1.00	.84	7,766	.57		.28		.84
Year ended 9/30/2003		1.00	.011	(.011)	1.00	1.05	7,910	.55		.23		1.05
Class B:
Six months ended 3/31/2008	(5)	1.00	.015	(.015)	1.00	1.48	371	1.29	(6)	1.26	(6)	2.77	(6)
Year ended 9/30/2007		1.00	.040	(.040)	1.00	4.10	215	1.32		1.29		4.04
Year ended 9/30/2006		1.00	.034	(.034)	1.00	3.43	158	1.33		1.30		3.44
Year ended 9/30/2005		1.00	.013	(.013)	1.00	1.36	128	1.35		1.35		1.32
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.12	157	1.34		1.02		.12
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.13	173	1.38		1.14		.14
Class C:
Six months ended 3/31/2008	(5)	1.00	.014	(.014)	1.00	1.41	451	1.43	(6)	1.40	(6)	2.57	(6)
Year ended 9/30/2007		1.00	.039	(.039)	1.00	3.95	216	1.46		1.44		3.88
Year ended 9/30/2006		1.00	.032	(.032)	1.00	3.25	133	1.49		1.46		3.32
Year ended 9/30/2005		1.00	.012	(.012)	1.00	1.20	92	1.51		1.51		1.20
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.10	104	1.51		1.05		.10
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	89	1.55		1.16		.12
Class F:
Six months ended 3/31/2008	(5)	1.00	.018	(.018)	1.00	1.76	64	.73	(6)	.70	(6)	3.30	(6)
Year ended 9/30/2007		1.00	.046	(.046)	1.00	4.68	36	.76		.73		4.59
Year ended 9/30/2006		1.00	.040	(.040)	1.00	4.05	22	.73		.70		4.08
Year ended 9/30/2005		1.00	.019	(.019)	1.00	1.96	16	.75		.75		1.78
Year ended 9/30/2004		1.00	.004	(.004)	1.00	.41	39	.72		.71		.61
Year ended 9/30/2003		1.00	.006	(.006)	1.00	.55	7	.73		.73		.58
Class 529-A:
Six months ended 3/31/2008	(5)	1.00	.018	(.018)	1.00	1.81	355	.64	(6)	.61	(6)	3.51	(6)
Year ended 9/30/2007		1.00	.047	(.047)	1.00	4.79	269	.65		.63		4.69
Year ended 9/30/2006		1.00	.040	(.040)	1.00	4.12	183	.66		.64		4.09
Year ended 9/30/2005		1.00	.020	(.020)	1.00	2.03	138	.69		.69		2.05
Year ended 9/30/2004		1.00	.005	(.005)	1.00	.47	112	.67		.66		.48
Year ended 9/30/2003		1.00	.007	(.007)	1.00	.66	89	.62		.62		.61
Class 529-B:
Six months ended 3/31/2008	(5)	1.00	.014	(.014)	1.00	1.41	17	1.43	(6)	1.40	(6)	2.66	(6)
Year ended 9/30/2007		1.00	.039	(.039)	1.00	3.96	10	1.46		1.43		3.89
Year ended 9/30/2006		1.00	.032	(.032)	1.00	3.27	5	1.48		1.46		3.36
Year ended 9/30/2005		1.00	.012	(.012)	1.00	1.18	2	1.53		1.53		1.13
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.10	2	1.53		1.06		.10
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	1	1.52		1.13		.12
Class 529-C:
Six months ended 3/31/2008	(5)	1.00	.013	(.013)	1.00	1.35	50	1.54	(6)	1.51	(6)	2.56	(6)
Year ended 9/30/2007		1.00	.038	(.038)	1.00	3.85	30	1.56		1.53		3.78
Year ended 9/30/2006		1.00	.031	(.031)	1.00	3.18	17	1.57		1.55		3.25
Year ended 9/30/2005		1.00	.011	(.011)	1.00	1.09	8	1.62		1.62		1.15
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.10	6	1.63		1.05		.10
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	3	1.62		1.11		.11
Class 529-E:
Six months ended 3/31/2008	(5)	1.00	.016	(.016)	1.00	1.60	22	1.04	(6)	1.01	(6)	3.12	(6)
Year ended 9/30/2007		1.00	.043	(.043)	1.00	4.37	17	1.06		1.03		4.29
Year ended 9/30/2006		1.00	.036	(.036)	1.00	3.70	11	1.07		1.04		3.71
Year ended 9/30/2005		1.00	.016	(.016)	1.00	1.61	7	1.10		1.10		1.64
Year ended 9/30/2004		1.00	.002	(.002)	1.00	.15	5	1.11		.98		.15
Year ended 9/30/2003		1.00	.002	(.002)	1.00	.22	5	1.11		1.05		.17

Class 529-F:
Six months ended 3/31/2008	(5)	$1.00	$.019	$(.019)	$1.00	1.86%	$18	.53%	(6)	.50%	(6)	3.59%	(6)
Year ended 9/30/2007		1.00	.048	(.048)	1.00	4.90	11	.55		.53		4.79
Year ended 9/30/2006		1.00	.041	(.041)	1.00	4.22	6	.57		.54		4.20
Year ended 9/30/2005		1.00	.019	(.019)	1.00	1.96	4	.75		.75		1.97
Year ended 9/30/2004		1.00	.003	(.003)	1.00	.28	3	.86		.85		.30
Year ended 9/30/2003		1.00	.004	(.004)	1.00	.43	2	.85		.85		.33
Class R-1:
Six months ended 3/31/2008	(5)	1.00	.014	(.014)	1.00	1.38	53	1.47	(6)	1.44	(6)	2.66	(6)
Year ended 9/30/2007		1.00	.039	(.039)	1.00	3.93	39	1.50		1.46		3.86
Year ended 9/30/2006		1.00	.032	(.032)	1.00	3.27	17	1.52		1.46		3.24
Year ended 9/30/2005		1.00	.012	(.012)	1.00	1.20	18	1.54		1.50		1.31
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.10	10	1.56		1.03		.10
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	8	1.61		1.08		.10
Class R-2:
Six months ended 3/31/2008	(5)	1.00	.014	(.014)	1.00	1.39	917	1.49	(6)	1.44	(6)	2.71	(6)
Year ended 9/30/2007		1.00	.039	(.039)	1.00	3.96	771	1.54		1.43		3.89
Year ended 9/30/2006		1.00	.032	(.032)	1.00	3.29	609	1.72		1.44		3.28
Year ended 9/30/2005		1.00	.012	(.012)	1.00	1.24	474	1.76		1.47		1.28
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.11	348	1.76		1.03		.11
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	206	1.68		1.08		.11
Class R-3:
Six months ended 3/31/2008	(5)	1.00	.016	(.016)	1.00	1.61	814	1.02	(6)	1.00	(6)	3.13	(6)
Year ended 9/30/2007		1.00	.043	(.043)	1.00	4.36	621	1.07		1.04		4.28
Year ended 9/30/2006		1.00	.036	(.036)	1.00	3.69	442	1.11		1.05		3.70
Year ended 9/30/2005		1.00	.016	(.016)	1.00	1.63	284	1.12		1.08		1.67
Year ended 9/30/2004		1.00	.002	(.002)	1.00	.16	211	1.12		.97		.16
Year ended 9/30/2003		1.00	.002	(.002)	1.00	.23	138	1.10		1.03		.17
Class R-4:
Six months ended 3/31/2008	(5)	1.00	.018	(.018)	1.00	1.77	431	.70	(6)	.67	(6)	3.46	(6)
Year ended 9/30/2007		1.00	.047	(.047)	1.00	4.76	343	.69		.66		4.65
Year ended 9/30/2006		1.00	.040	(.040)	1.00	4.08	175	.71		.68		4.04
Year ended 9/30/2005		1.00	.020	(.020)	1.00	2.00	134	.71		.71		2.10
Year ended 9/30/2004		1.00	.004	(.004)	1.00	.43	65	.71		.70		.46
Year ended 9/30/2003		1.00	.006	(.006)	1.00	.55	26	.72		.72		.48
Class R-5:
Six months ended 3/31/2008	(5)	1.00	.019	(.019)	1.00	1.92	245	.41	(6)	.38	(6)	3.72	(6)
Year ended 9/30/2007		1.00	.049	(.049)	1.00	5.05	180	.41		.38		4.93
Year ended 9/30/2006		1.00	.043	(.043)	1.00	4.38	146	.41		.38		4.37
Year ended 9/30/2005		1.00	.023	(.023)	1.00	2.30	91	.42		.42		2.30
Year ended 9/30/2004		1.00	.007	(.007)	1.00	.72	77	.42		.40		.75
Year ended 9/30/2003		1.00	.009	(.009)	1.00	.87	74	.41		.41		.84

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement.
Also, during some of the periods shown, CRMC reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008:

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–1.45%	1.73%	2.19%
Not reflecting CDSC	3.55	2.10	2.19

Class C shares — first sold 3/16/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	2.40	1.98	1.67
Not reflecting CDSC	3.40	1.98	1.67

Class F shares* — first sold 3/26/01
Not reflecting annual asset-based fee charged by
sponsoring firm	4.13	2.60	2.31

Class 529-A shares*† — first sold 2/15/02	4.22	2.68	2.38

Class 529-B shares† — first sold 6/7/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–1.60	1.61	1.57
Not reflecting CDSC	3.40	1.98	1.73

Class 529-C shares† — first sold 4/2/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	2.29	1.91	1.63
Not reflecting CDSC	3.29	1.91	1.63

Class 529-E shares*† — first sold 3/11/02	3.81	2.29	1.98

Class 529-F shares*† — first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	4.33	2.66	2.46

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 10% of its management fees beginning October 1, 2005. The investment adviser also has reimbursed certain expenses for some share classes. Fund results shown reflect the waiver and/or reimbursement, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 27 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007, through March 31, 2008).

Actual expenses:

The first line of each share class in the table on page 31 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 31 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2007	Ending account value 3/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,018.81	$2.32	.46%
Class A -- assumed 5% return	1,000.00	1,022.70	2.33	.46
Class B -- actual return	1,000.00	1,014.77	6.35	1.26
Class B -- assumed 5% return	1,000.00	1,018.70	6.36	1.26
Class C -- actual return	1,000.00	1,014.08	7.05	1.40
Class C -- assumed 5% return	1,000.00	1,018.00	7.06	1.40
Class F -- actual return	1,000.00	1,017.65	3.53	.70
Class F -- assumed 5% return	1,000.00	1,021.50	3.54	.70
Class 529-A -- actual return	1,000.00	1,018.05	3.08	.61
Class 529-A -- assumed 5% return	1,000.00	1,021.95	3.08	.61
Class 529-B -- actual return	1,000.00	1,014.06	7.05	1.40
Class 529-B -- assumed 5% return	1,000.00	1,018.00	7.06	1.40
Class 529-C -- actual return	1,000.00	1,013.52	7.60	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.45	7.62	1.51
Class 529-E -- actual return	1,000.00	1,016.02	5.09	1.01
Class 529-E -- assumed 5% return	1,000.00	1,019.95	5.10	1.01
Class 529-F -- actual return	1,000.00	1,018.61	2.52	.50
Class 529-F -- assumed 5% return	1,000.00	1,022.50	2.53	.50
Class R-1 -- actual return	1,000.00	1,013.84	7.25	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.26	1.44
Class R-2 -- actual return	1,000.00	1,013.87	7.25	1.44
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.26	1.44
Class R-3 -- actual return	1,000.00	1,016.11	5.04	1.00
Class R-3 -- assumed 5% return	1,000.00	1,020.00	5.05	1.00
Class R-4 -- actual return	1,000.00	1,017.73	3.38	.67
Class R-4 -- assumed 5% return	1,000.00	1,021.65	3.39	.67
Class R-5 -- actual return	1,000.00	1,019.23	1.92	.38
Class R-5 -- assumed 5% return	1,000.00	1,023.10	1.92	.38

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing shareholders with income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since October 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The U.S. Treasury Money Fund of America

Investment portfolio, March 31, 2008
unaudited

[begin pie chart]
U.S. Treasuries	99.8%
Other assets less liabilities	0.2%
[end pie chart]

Short-term securities - 99.81%	Yield at acquisition	Principal amount (000)	Market value (000)

U.S. Treasuries - 99.81%
U.S. Treasury Bills 4/3/2008	1.79%-3.15%	$63,950	$63,940
U.S. Treasury Bills 4/10/2008	2.19%	19,950	19,939
U.S. Treasury Bills 4/15/2008	1.69%-2.44%	68,120	68,054
U.S. Treasury Bills 4/17/2008	2.08%-2.48%	100,830	100,722
U.S. Treasury Bills 4/21/2008	1.32%	9,250	9,243
U.S. Treasury Bills 4/24/2008	0.18%-2.25%	75,250	75,165
U.S. Treasury Bills 5/1/2008	1.08%-2.20%	25,350	25,321
U.S. Treasury Bills 5/8/2008	1.48%-1.56%	77,850	77,729
U.S. Treasury Bills 5/15/2008	1.22%-3.45%	241,050	240,683
U.S. Treasury Bills 5/22/2008	2.21%-3.35%	108,500	108,449
U.S. Treasury Bills 5/29/2008	1.38%-2.36%	85,325	85,144
U.S. Treasury Bills 6/5/2008	0.71%-2.27%	75,050	74,871
U.S. Treasury Bills 6/12/2008	0.81%-3.26%	52,050	51,915
U.S. Treasury Bills 6/19/2008	0.74%-1.82%	140,000	139,614
U.S. Treasury Bills 6/26/2008	1.66%	85,000	84,738
U.S. Treasury Bills 7/10/2008	0.95%-1.05%	73,800	73,529
U.S. Treasury Bills 7/17/2008	0.97%	50,000	49,798
U.S. Treasury Bills 7/31/2008	1.53%	26,100	25,983

Total investment securities (cost: $1,373,730,000)			1,374,837
Other assets less liabilities			2,631

Net assets			$1,377,468

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $1,373,730)		$1,374,837
Cash		606
Receivables for sales of fund's shares		8,974
		1,384,417
Liabilities:
Payables for:
Repurchases of fund's shares	$6,170
Dividends on fund's shares	99
Investment advisory services	286
Services provided by affiliates	333
Trustees' deferred compensation	44
Other	17	6,949
Net assets at March 31, 2008		$1,377,468

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,376,352
Undistributed net investment income		9
Net unrealized appreciation		1,107
Net assets at March 31, 2008		$1,377,468

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (1,376,350 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$1,177,986	1,177,030	$1.00
Class R-1	5,406	5,402	1.00
Class R-2	56,002	55,956	1.00
Class R-3	54,584	54,541	1.00
Class R-4	58,586	58,538	1.00
Class R-5	24,904	24,883	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest		$16,147

Fees and expenses(*):
Investment advisory services	$1,479
Distribution services	750
Transfer agent services	368
Administrative services	197
Reports to shareholders	14
Registration statement and prospectus	139
Postage, stationery and supplies	43
Trustees' compensation	22
Auditing and legal	23
Custodian	7
State and local taxes	8
Other	6
Total fees and expenses before reimbursements/waivers	3,056
Less reimbursements/waivers of fees and expenses:
Investment advisory services	148
Administrative services	6
Total fees and expenses after reimbursements/waivers		2,902
Net investment income		13,245

Net unrealized appreciation on investments		816

Net increase in net assets resulting from operations		$14,061

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31, 2008*	Year ended September 30, 2007
Operations:
Net investment income	$13,245	$27,771
Net unrealized appreciation on investments	816	110
Net increase in net assets
resulting from operations	14,061	27,881

Dividends paid or accrued to shareholders
from net investment income	(13,236)	(27,764)

Net capital share transactions	551,612	216,343

Total increase in net assets	552,437	216,460

Net assets:
Beginning of period	825,031	608,571
End of period	$1,377,468	$825,031

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                unaudited

1. Organization and significant accounting policies

Organization – The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders –Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes.  As of March 31, 2008, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the fund had tax basis undistributed ordinary income of $190,000.
As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of  investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,230
Gross unrealized depreciation on investment securities	(123)
Net unrealized appreciation on investment securities	1,107
Cost of investment securities	1,373,730

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2008	Year ended September 30, 2007
Class A	$11,667	$24,200
Class R-1	24	73
Class R-2	440	1,306
Class R-3	494	1,192
Class R-4	345	419
Class R-5	266	574
Total	$13,236	$27,764

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $148,000. As a result, the fee shown on the accompanying financial statements of $1,479,000, which was equivalent to an annualized rate of 0.297%, was reduced to $1,331,000, or 0.267% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2008, the total administrative services fees paid by CRMC were $6,000 for Class R-2.  Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the six months ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$406	$368	Not applicable	Not applicable
Class R-1	14	Included in administrative services	$2	$1
Class R-2	183		35	75
Class R-3	110		29	20
Class R-4	37		22	4
Class R-5	Not applicable		9	-*
Total	$750	$368	$97	$100
*Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$813,665	813,665	$10,883	10,883	$(356,309)	(356,309)	$468,239	468,239
Class R-1	5,697	5,697	24	24	(2,616)	(2,616)	3,105	3,105
Class R-2	27,623	27,623	431	431	(17,119)	(17,119)	10,935	10,935
Class R-3	35,277	35,277	488	488	(19,177)	(19,177)	16,588	16,588
Class R-4	80,714	80,714	341	341	(38,337)	(38,337)	42,718	42,718
Class R-5	44,741	44,741	154	154	(34,868)	(34,868)	10,027	10,027
Total net increase
(decrease)	$1,007,717	1,007,717	$12,321	12,321	$(468,426)	(468,426)	$551,612	551,612

Year ended September 30, 2007
Class A	$611,553	611,553	$22,567	22,567	$(447,681)	(447,681)	$186,439	186,439
Class R-1	2,690	2,690	71	71	(2,151)	(2,151)	610	610
Class R-2	46,891	46,891	1,286	1,286	(39,048)	(39,048)	9,129	9,129
Class R-3	39,096	39,096	1,176	1,176	(32,778)	(32,778)	7,494	7,494
Class R-4	23,868	23,868	412	412	(15,148)	(15,148)	9,132	9,132
Class R-5	28,797	28,797	303	303	(25,561)	(25,561)	3,539	3,539
Total net increase
(decrease)	$752,895	752,895	$25,815	25,815	$(562,367)	(562,367)	$216,343	216,343

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (3)		Ratio of net income to average net assets (3)
Class A:
Six months ended 3/31/2008 (4)	$1.00	$.014	$(.014)	$1.00	1.43%	$1,178		.53%	(5)	.50%	(5)	2.74%	(5)
Year ended 9/30/2007	1.00	.044	(.044)	1.00	4.43	709		.57		.54		4.33
Year ended 9/30/2006	1.00	.038	(.038)	1.00	3.82	523		.59		.56		3.77
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.90	483		.62		.59		1.87
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.39	532		.62		.61		.39
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.63	631		.58		.58		.63
Class R-1:
Six months ended 3/31/2008 (4)	1.00	.009	(.009)	1.00	.93	5		1.52	(5)	1.49	(5)	1.67	(5)
Year ended 9/30/2007	1.00	.034	(.034)	1.00	3.44	2		1.54		1.50		3.38
Year ended 9/30/2006	1.00	.028	(.028)	1.00	2.85	2		1.54		1.51		2.93
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.96	1		1.60		1.52		1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	1		1.63		.94		.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	-	(6)	1.91		1.08		.12
Class R-2:
Six months ended 3/31/2008 (4)	1.00	.009	(.009)	1.00	.93	56		1.55	(5)	1.49	(5)	1.80	(5)
Year ended 9/30/2007	1.00	.034	(.034)	1.00	3.47	45		1.59		1.48		3.40
Year ended 9/30/2006	1.00	.028	(.028)	1.00	2.87	36		1.72		1.48		2.88
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.99	27		1.79		1.48		1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	22		1.81		.92		.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	15		1.74		1.02		.10
Class R-3:
Six months ended 3/31/2008 (4)	1.00	.011	(.011)	1.00	1.16	54		1.07	(5)	1.04	(5)	2.25	(5)
Year ended 9/30/2007	1.00	.038	(.038)	1.00	3.90	38		1.09		1.06		3.82
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.28	30		1.11		1.08		3.31
Year ended 9/30/2005	1.00	.014	(.014)	1.00	1.38	21		1.14		1.11		1.43
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	16		1.14		.89		.13
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.18	11		1.17		.99		.11
Class R-4:
Six months ended 3/31/2008 (4)	1.00	.013	(.013)	1.00	1.32	59		.77	(5)	.74	(5)	2.31	(5)
Year ended 9/30/2007	1.00	.042	(.042)	1.00	4.25	16		.75		.72		4.12
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.64	7		.77		.74		3.63
Year ended 9/30/2005	1.00	.017	(.017)	1.00	1.74	5		.78		.75		1.79
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.24	2		.77		.76		.23
Year ended 9/30/2003	1.00	.004	(.004)	1.00	.43	2		.79		.77		.36
Class R-5:
Six months ended 3/31/2008 (4)	1.00	.015	(.015)	1.00	1.48	25		.45	(5)	.42	(5)	2.82	(5)
Year ended 9/30/2007	1.00	.045	(.045)	1.00	4.56	15		.45		.42		4.47
Year ended 9/30/2006	1.00	.039	(.039)	1.00	3.96	11		.45		.42		3.98
Year ended 9/30/2005	1.00	.021	(.021)	1.00	2.07	7		.46		.43		2.08
Year ended 9/30/2004	1.00	.006	(.006)	1.00	.55	7		.45		.45		.57
Year ended 9/30/2003	1.00	.008	(.008)	1.00	.75	5		.46		.46		.73

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
(4) Unaudited.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007, through March 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above.  In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2007	Ending account value 3/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,014.35	$2.52	.50%
Class A -- assumed 5% return	1,000.00	1,022.50	2.53	.50
Class R-1 -- actual return	1,000.00	1,009.30	7.48	1.49
Class R-1 -- assumed 5% return	1,000.00	1,017.55	7.52	1.49
Class R-2 -- actual return	1,000.00	1,009.34	7.48	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.55	7.52	1.49
Class R-3 -- actual return	1,000.00	1,011.64	5.23	1.04
Class R-3 -- assumed 5% return	1,000.00	1,019.80	5.25	1.04
Class R-4 -- actual return	1,000.00	1,013.17	3.72	.74
Class R-4 -- assumed 5% return	1,000.00	1,021.30	3.74	.74
Class R-5 -- actual return	1,000.00	1,014.76	2.12	.42
Class R-5 -- assumed 5% return	1,000.00	1,022.90	2.12	.42

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

The Tax-Exempt Money Fund of America

Investment portfolio, March 31, 2008
unaudited

[begin pie chart]
Texas	16.55%
Massachusetts	8.58
Maryland	7.31
Florida	7.02
Wisconsin	5.88
Nebraska	5.11
Tennessee	4.65
Minnesota	4.49
Arizona	4.37
Utah	3.91
Other states	31.94
Other assets less liabilities	0.19
[end pie chart]

Short-term securities - 99.81%	Principal amount (000)	Market value (000)

Arizona - 4.37%
Salt River Project Agricultural Improvement & Power Dist., TECP:
Series B:
2.15% 4/2/2008	$3,500	$3,500
2.10% 4/4/2008	4,500	4,500
1.85% 5/7/2008	6,475	6,475
2.35% 5/12/2008	8,000	8,004
Series C:
2.15% 4/2/2008	1,000	1,000
1.85% 5/7/2008	11,000	11,000
1.65% 6/5/2008	2,000	2,000
		36,479

California - 0.60%
City of Long Beach, Airport Rev. Notes, Series B, AMT, TECP, 1.65% 4/22/2008	5,000	5,000

Colorado - 3.07%
General Fund Tax and Rev. Anticipation Notes, Series 2007-A, 4.25% 6/27/2008	15,000	15,083
Housing and Fin. Auth.:
Multi-family Housing Rev. Ref. Bonds (Huntington Apartments Project), Series 1996-J, 2.00% 2016 (1)	2,260	2,260
Single-family Program Bonds, Series B-2, Class 1, AMT:
2.35% 2038 (1)	2,000	2,000
2.35% 2040 (1)	1,000	1,000
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2003-B-3, 2.25% 2026 (1)	5,300	5,300
		25,643

District of Columbia - 2.99%
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP:
2.15% 4/2/2008	5,000	5,000
1.90% 5/6/2008	4,000	4,000
2.30% 5/12/2008	3,400	3,401
1.67% 5/28/2008	6,000	6,000
Washington Metropolitan Area Transit Auth., Series 2006-A, TECP, 2.30% 5/5/2008	6,600	6,600
		25,001

Florida - 7.02%
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP:
0.80% 4/2/2008	7,000	7,000
1.00% 4/3/2008	8,000	8,000
1.10% 4/7/2008	5,500	5,500
2.55% 5/8/2008	3,900	3,902
Municipal Power Agcy., Initial Pooled Loan Project Notes, Series 1995-A, TECP, 2.25% 4/1/2008	3,840	3,840
Miami-Dade County, Aviation Notes (Miami International Airport), Series A, AMT, TECP, 1.95% 5/5/2008	11,689	11,689
Indian River County Hospital Dist., Hospital Rev. Bonds, TECP, 2.10% 5/5/2008	500	500
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP:
2.10% 4/2/2008	10,700	10,700
1.75% 4/8/2008	7,000	7,001
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2004, 1.15% 2034 (1)	500	500
		58,632

Georgia - 0.17%
Gainesville and Hall County Dev. Auth., Senior Living Fac. Demand Rev. Bonds (Lanier Village Estates, Inc. Project), Series 2003-C, 1.25% 2030 (1)	1,425	1,425

Idaho - 1.20%
Tax Anticipation Notes, Series 2007, 4.50% 6/30/2008	10,000	10,063

Indiana - 1.56%
Indianapolis Airport Auth., AMT, TECP:
2.14% 4/4/2008	5,000	5,000
2.35% 5/12/2008	5,000	5,003
Series 1999, 2.30% 5/13/2008	3,000	3,001
		13,004

Iowa - 1.81%
Tax and Rev. Anticipation Notes, Series 2007, 4.00% 6/30/2008	15,000	15,078

Louisiana - 0.37%
Parish of St. Bernard, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 1.00% 2026 (1)	3,100	3,100

Maryland - 7.31%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 2.40% 5/6/2008	10,000	10,001
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, 2.08% 2037 (1)	7,280	7,280
Howard County, Consolidated Public Improvement Anticipation Notes, Series 2006-D, TECP:
2.30% 5/12/2008	1,500	1,501
1.65% 6/5/2008	7,000	6,999
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue), Series A, TECP:
2.15% 4/2/2008	9,000	9,000
1.95% 5/2/2008	6,000	6,000
2.30% 5/12/2008	3,700	3,702
2.25% 5/13/2008	9,500	9,504
2.15% 5/14/2008	7,000	7,003
		60,990

Massachusetts - 8.58%
Bay Transportation Auth., Sales Tax Bond Anticipation Notes, Series 2002-A, TECP, 2.45% 4/10/2008	15,000	15,000
Health and Educational Facs. Auth., Rev. Notes (Harvard University Issue), Series 2002-EE, TECP, 2.10% 5/15/2008	6,500	6,502
G.O. Notes, TECP:
Series 2000-D, 1.67% 5/27/2008	4,100	4,100
Series 2000-E:
1.40% 4/8/2008	7,700	7,700
1.80% 5/27/2008	8,300	8,301
Series 2000-H, 2.50% 4/2/2008	6,000	6,000
Port Auth., Series 2003-A, TECP, 1.95% 5/2/2008	9,000	9,000
School Building Auth., Series 2006-A, TECP:
2.15% 4/2/2008	10,050	10,050
2.12% 5/14/2008	5,000	5,002
		71,655

Michigan - 0.48%
Regents of the University of Michigan, Series G, TECP, 1.80% 5/7/2008	4,000	4,000

Minnesota - 4.49%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), TECP:
Series 2000-A, 2.10% 4/7/2008	10,000	10,000
Series 2000-B:
0.95% 4/1/2008	2,000	2,000
1.40% 4/10/2008	4,500	4,500
Series 2001-A, 0.85% 4/1/2008	3,600	3,600
Series 2001-D, 2.45% 5/7/2008	5,000	5,002
Regents of the University of Minnesota, Series 2007-B, TECP, 2.25% 4/1/2008	12,365	12,365
		37,467

Missouri - 3.25%
Curators of the University of Missouri, Capital Projects Notes, Series FY 2007-2008A, 4.50% 6/30/2008	15,000	15,096
Dev. Fin. Board:
Demand Cultural Facs. Rev. Bonds (Kauffman Center for the Performing Arts Project), Series 2007-A, 1.15% 2037 (1)	2,000	2,000
Lease Rev. Notes (Missouri Assn. of Municipal Utilities Lease Fncg. Program), Series 2006-A, TECP, 1.75% 4/29/2008	10,000	10,000
		27,096

Nebraska - 5.11%
Investment Fin. Auth., Single-family Housing Rev. Bonds, AMT:
Series 2005-D, 2.35% 2035 (1)	11,975	11,975
Series 2007-D, 2.35% 2038 (1)	8,465	8,465
Omaha Public Power Dist., TECP:
1.74% 4/3/2008	15,400	15,400
2.25% 5/13/2008	6,800	6,803
		42,643

Nevada - 2.70%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), TECP:
Series 2004-A:
1.25% 4/1/2008	4,600	4,600
1.75% 4/8/2008	3,800	3,800
2.15% 5/15/2008	9,000	9,003
1.85% 5/20/2008	1,200	1,200
Series 2004-B, 2.30% 4/1/2008	3,900	3,900
		22,503

New Mexico - 1.20%
2007-2008 Tax and Rev. Anticipation Notes, Series 2007, 4.50% 6/30/2008	10,000	10,063

New York - 1.20%
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series CP-1, Subseries B, TECP, 0.80% 4/1/2008	10,000	10,000

Pennsylvania - 3.46%
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Fox Chase Cancer Center Obligated Group), Series 2007-A, 1.25% 2031 (1)	600	600
Delaware County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project), Series 2001-A, TECP, 1.67% 5/28/2008	2,300	2,300
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds, TECP:
Exelon Generation Co., LLC Project:
Series 1994-A, 2.10% 5/2/2008	6,000	6,000
Series 1994-A, 1.90% 5/8/2008	5,600	5,600
PECO Energy Co. Project, Series 1994-A, 2.00% 5/2/2008	14,400	14,400
		28,900

Rhode Island - 0.10%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2008-A, 2.10% 2032 (1)	800	800

South Carolina - 3.07%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
1.25% 4/1/2008	7,500	7,500
1.70% 4/1/2008	4,294	4,294
1.90% 5/6/2008	7,300	7,300
2.55% 5/8/2008	6,505	6,508
		25,602

Tennessee - 4.65%
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool):
Series 1995, 2.10% 2025 (1)	3,495	3,495
Series 1997, 2.10% 2027 (1)	3,200	3,200
Series 2002, 1.15% 2032 (1)	3,000	3,000
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund):
Series 2004, 1.15% 2034 (1)	2,495	2,495
Series 2005, 1.15% 2035 (1)	400	400
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Vanderbilt University, Series 2004-A, TECP:
2.25% 5/7/2008	8,700	8,702
1.80% 5/9/2008	12,400	12,400
2.15% 5/14/2008	5,100	5,102
		38,794

Texas - 16.55%
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 1.05% 4/7/2008	2,775	2,775
City of El Paso, Water and Sewer Notes, Series 1998-A, TECP, 1.85% 5/20/2008	6,000	6,001
City of Houston, TECP:
G.O. Notes:
Series E, 1.45% 4/7/2008	15,000	14,999
Series F, 2.05% 4/3/2008	10,000	10,000
Hotel Occupancy Tax and Parking Rev. Notes, Series A, 1.85% 5/7/2008	4,600	4,600
City of San Antonio:
Electric and Gas Systems Notes, TECP:
Series A, 1.90% 5/8/2008	13,100	13,100
1.15% 4/4/2008	4,300	4,300
Water System Notes, TECP:
Series 2001, 1.67% 5/27/2008	2,200	2,200
Series 2001-A, 1.65% 6/5/2008	9,740	9,741
Harris County, TECP:
G.O. Unlimited Tax Notes, Series C, 1.65% 6/5/2008	1,000	1,000
Unlimited Commercial Paper Notes:
Series B:
1.80% 5/9/2008	1,500	1,500
1.80% 5/27/2008	2,000	2,000
Series C:
1.90% 5/6/2008	3,720	3,720
1.80% 5/27/2008	4,315	4,315
Series D:
2.15% 5/14/2008	10,100	10,103
1.67% 5/29/2008	7,815	7,813
Gulf Coast Industrial Dev. Auth., AMT:
Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project):
Series 2001, 1.37% 2031 (1)	3,300	3,300
Series 2002, 1.37% 2032 (1)	300	300
Series 2004, 1.37% 2032 (1)	1,900	1,900
Exempt Facs. Industrial Rev. Bonds (BP Global Power Corp. Project), Series 2003, 1.35% 2038 (1)	3,350	3,350
Marine Terminal Rev. Bonds (Amoco Oil Co. Project), Series 1993, 1.35% 2028 (1)	1,000	1,000
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2006, AMT, 1.35% 2036 (1)	3,600	3,600
Public Fin. Auth., Rev. Notes, Series 2003, TECP:
1.90% 5/6/2008	2,000	2,000
2.15% 5/14/2008	8,000	8,002
1.65% 6/5/2008	2,000	1,999
1.65% 6/5/2008	7,000	6,998
Board of Regents of the University of Texas System, Permanent University Fund, Series 2008-A, TECP, 1.40% 4/1/2008	7,500	7,500
		138,116

Utah - 3.91%
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP:
2.10% 4/4/2008	7,500	7,500
1.95% 5/2/2008	2,200	2,200
1.67% 5/27/2008	1,000	1,000
1.67% 5/28/2008	4,000	4,000
Housing Corp., Single-family Mortgage Bonds, Class I, AMT:
Series 2006-C, 2.35% 2038 (1)	2,100	2,100
Series 2006-E, 2.35% 2038 (1)	4,500	4,500
Series G-1, 2.35% 2038 (1)	7,000	7,000
Series H, 2.35% 2036 (1)	4,300	4,300
		32,600

Washington - 3.15%
Port of Seattle, Rev. Notes, TECP:
Series A-2:
1.85% 5/7/2008	7,875	7,875
1.95% 5/8/2008	2,175	2,175
Series B-1, AMT:
1.00% 4/3/2008	5,415	5,415
2.45% 5/6/2008	5,245	5,246
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds, AMT:
Atlantic Richfield Co. Project, Series 2001, 1.35% 2033 (1)	2,950	2,950
BP West Coast Products LLC Project, Series 2006, 1.35% 2040 (1)	2,600	2,600
		26,261

West Virginia - 0.35%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project), Series 1989-A, AMT, TECP, 1.95% 5/5/2008	2,900	2,900

Wisconsin - 5.88%
G.O. Notes, TECP:
Series 2005-A:
2.15% 4/2/2008	2,150	2,150
1.90% 5/6/2008	4,700	4,700
1.67% 5/27/2008	4,100	4,099
1.67% 5/27/2008	1,400	1,400
Series 2006-A:
1.90% 5/6/2008	8,255	8,255
2.30% 5/12/2008	6,000	6,002
Transportation Rev. Notes, Series 1997-A, TECP:
0.95% 4/3/2008	9,500	9,500
1.90% 5/5/2008	12,000	12,000
2.05% 5/5/2008	1,000	1,000
		49,106

Wyoming - 1.21%
Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-A, AMT, 1.17% 2017 (1)	1,000	1,000
Sweetwater County, Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP:
2.05% 5/5/2008	1,000	1,000
1.85% 5/7/2008	8,075	8,075
		10,075

Total investment securities (cost: $832,680,000)		832,996
Other assets less liabilities		1,582

Net assets		$834,578

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $832,680)		$832,996
Cash		1,027
Receivables for:
Sales of fund's shares	$980
Interest	3,239	4,219
		838,242
Liabilities:
Payables for:
Repurchases of fund's shares	3,186
Dividends on fund's shares	131
Investment advisory services	231
Services provided by affiliates	57
Trustees' deferred compensation	39
Other	20	3,664
Net assets at March 31, 2008		$834,578

Net assets consist of:
Capital paid in on shares of beneficial interest		$834,333
Distributions in excess of net investment income		(71)
Net unrealized appreciation		316
Net assets at March 31, 2008		$834,578

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (834,359 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$721,675	721,486	$1.00
Class R-5	112,903	112,873	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest		$11,283

Fees and expenses*:
Investment advisory services	$1,399
Distribution services	131
Transfer agent services	90
Administrative services	51
Reports to shareholders	11
Registration statement and prospectus	88
Postage, stationery and supplies	22
Trustees' compensation	17
Auditing and legal	26
Custodian	8
State and local taxes	7
Other	20
Total fees and expenses before waivers	1,870
Less waivers of fees and expenses:
Investment advisory services	140
Total fees and expenses after waivers		1,730
Net investment income		9,553

Net unrealized appreciation on investments		205

Net increase in net assets resulting from operations		$9,758

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31, 2008*	Year ended September 30, 2007
Operations:
Net investment income	$9,553	$16,127
Net unrealized appreciation on investments	205	77
Net increase in net assets resulting from operations	9,758	16,204

Dividends paid or accrued to shareholders
from net investment income	(9,556)	(16,129)

Net capital share transactions	216,177	128,621

Total increase in net assets	216,379	128,696

Net assets:
Beginning of period	618,199	489,503
End of period	$834,578	$618,199

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                          unaudited

1. Organization and significant accounting policies

Organization – The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, by investing primarily in securities exempt from regular federal income tax.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (R-5). Each share class is sold without any sales charges and does not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the two share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income each year. The fund is not subject to income taxes to the extent taxable income is distributed. Generally, income earned by the fund is exempt from federal income taxes.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2008, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$194
Short-term carryforwards*:
Expiring 2008	$(39)
Expiring 2009	(27)
Expiring 2010	(2)
Expiring 2011	(3)	(71)
*The  short-term loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$325
Gross unrealized depreciation on investment securities	(9)
Net unrealized appreciation on investment securities	316
Cost of investment securities	832,680

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2008	Year ended September 30, 2007
Class A	$8,443	$15,074
Class R-5	1,113	1,055
Total	$9,556	$16,129

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $140,000. As a result, the fee shown on the accompanying financial statements of $1,399,000, which was equivalent to an annualized rate of 0.367%, was reduced to $1,259,000, or 0.330% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted a plan of distribution for Class A shares. Under the plan, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plan provides for payments, based on an annualized percentage of average daily net assets, of up to 0.15%.  This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$508,861	508,861	$7,719	7,719	$(375,627)	(375,627)	$140,953	140,953
Class R-5	186,941	186,941	704	704	(112,421)	(112,421)	75,224	75,224
Total net increase
(decrease)	$695,802	695,802	$8,423	8,423	$(488,048)	(488,048)	$216,177	216,177

Year ended September 30, 2007
Class A	$630,475	630,475	$13,895	13,895	$(523,490)	(523,490)	$120,880	120,880
Class R-5	187,374	187,374	532	532	(180,165)	(180,165)	7,741	7,741
Total net increase
(decrease)	$817,849	817,849	$14,427	14,427	$(703,655)	(703,655)	$128,621	128,621

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (3)		Ratio of net income to average net assets (3)
Class A:
Six months ended 3/31/2008 (4)	$1.00	$.013	$(.013)	$1.00	1.29%	$722	.49%	(5)	.45%	(5)	2.52%	(5)
Year ended 9/30/2007	1.00	.031	(.031)	1.00	3.19	580	.51		.47		3.14
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.76	460	.52		.48		2.73
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	405	.53		.50		1.61
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.49	418	.53		.53		.49
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.57	353	.55		.55		.57
Class R-5:
Six months ended 3/31/2008 (4)	1.00	.013	(.013)	1.00	1.27	113	.53	(5)	.49	(5)	2.39	(5)
Year ended 9/30/2007	1.00	.031	(.031)	1.00	3.15	38	.55		.52		3.09
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.72	30	.56		.52		2.69
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.59	27	.56		.53		1.63
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.45	21	.57		.57		.47
Year ended 9/30/2003	1.00	.005	(.005)	1.00	.54	10	.58		.58		.55

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007, through March 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2007	Ending account value 3/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,012.86	$2.26	.45%
Class A -- assumed 5% return	1,000.00	1,022.75	2.28	.45
Class R-5 -- actual return	1,000.00	1,012.65	2.47	.49
Class R-5 -- assumed 5% return	1,000.00	1,022.55	2.48	.49

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

Offices of the funds and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
>The Cash Management Trust of America®
>The Tax-Exempt Money Fund of AmericaSM
>The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-960-0508P

Litho in USA AGD/IMS/8090-S10068

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: June 6, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 6, 2008